SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

14. SHARE-BASED COMPENSATION

In 2024, the NESR shareholders approved the Amended LTIP. A total of 11,500,000 ordinary shares are reserved for issuance under the Amended LTIP. Grants to members of the Company’s Board of Directors are time-based and vest ratably over a 1-year period. Grants to Company employees are time-based and with limited exceptions, vest ratably over a 3-year period.

The purpose of the Amended LTIP is to enhance NESR’s ability to attract, retain and motivate persons who make (or are expected to make) important contributions to NESR by providing these individuals with equity ownership opportunities. The Company intends to use time-based restricted stock unit awards to reward long-term performance of the executive officers. The Company believes that providing a meaningful portion of the total compensation package in the form of share-based awards will align the incentives of its executive officers with the interests of its shareholders and serve to motivate and retain the individual executive officers.

The following tables set forth the equity-classified LTIP activity for the periods indicated (in US$ thousands, except share and per share amounts):

	Year ended
	December 31, 2024		December 31, 2023		December 31, 2022
	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share
Unvested at Beginning of Period	842,881	$9.80	2,076,317	$10.10	2,248,699	$9.58
Granted	2,407,500	$8.75	5,000	$5.04	1,011,040	$8.76
Vested	(561,548)	$10.35	(1,049,243)	$8.80	(1,064,774)	$9.38
Forfeited	(58,427)	$8.56	(189,193)	$9.68	(118,648)	$9.25
Unvested at End of Period	2,630,406	$8.75	842,881	$9.80	2,076,317	$10.10

At December 31, 2024 and December 31, 2023, there were 43,234 and 34,484 restricted stock units, respectively, that were vested but not yet issued by the stock transfer agent. The issuance of these vested restricted stock units is subject to the participants setting up their participant accounts with the stock transfer agent. Additionally, during the years ended December 31, 2024, 2023, and 2022, the Company acquired 18,653 treasury shares for $0.2 million, 45,942 treasury shares for $0.2 million, and 0 (zero) treasury shares, respectively, in connection with employee tax withholding for vested shares.

At December 31, 2024 and 2023, the Company had unrecognized compensation expense of $18.6 million and $3.8 million, respectively, related to unvested LTIP to be recognized on a straight-line basis over a weighted average remaining period of 2.55 years and 1.02 years, respectively. Stock-based compensation has been recorded in the Consolidated Statements of Operations as follows (in US$ thousands):

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Cost of Services	$2,983	$3,368	$4,466
Selling, general and administrative expenses (excluding Amortization)	3,049	3,395	4,803
Net cost	$6,032	$6,763	$9,269